Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended
	Mar. 15, 2022	Mar. 11, 2022	Mar. 04, 2022	Feb. 28, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock shares issued						4,775,272	0
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued				11,040,000
Common stock shares issued					43,124,950
Proceeds from issuance of equity					$ 64.3
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock dividends per share declared	$ 0.546875
Subsequent Event [Member] | M.R. Product Tankers [Member]
Subsequent Event [Line Items]
Related party for aggregate purchase price			$ 31.0
Subsequent Event [Member] | Class A Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, issued during period				11,040,000
Proceeds net warrants				$ 12.8
Proceeds with the issuance of common shares		10,997,000
Aggregate exercise price		$ 13.7
Subsequent Event [Member] | Representative Purchase Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, issued during period				552,000
Subsequent Event [Member] | Class B Warrants [Member]
Subsequent Event [Line Items]
Common stock shares issued					43,124,950